Cost of Sales - Summary of Cost of Sales (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cost Of Sales [Abstract]
Opening inventories	€ 62,815	€ 62,087	€ 70,120
Purchases of raw materials	83,750	92,851	92,457
Purchases of finished products	16,294	21,393	20,459
Labour costs	71,049	69,827	72,862
Depreciation and amortisation	6,620	6,526	8,639
Third party manufacturers costs	1,210	1,176	1,276
Other manufacturing costs	12,664	13,956	13,540
Impairment of non-financial assets	2,300
Government grants related to PPE	(2,361)	(1,906)	(1,503)
Closing inventories	(49,534)	(62,815)	(62,087)
Total	€ 204,807	€ 203,095	€ 215,763